Organization and Nature of Operations (Details) $ / shares in Units, $ in Thousands					3 Months Ended	12 Months Ended
	Feb. 14, 2018 USD ($) shares	Feb. 12, 2018 USD ($) item Vote $ / shares shares	Jan. 25, 2018 USD ($)	Jan. 21, 2018 USD ($)	Mar. 31, 2018 USD ($) Center $ / shares shares	Dec. 31, 2017 USD ($) item shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Feb. 11, 2018 shares
Organization and Nature of Operations [Line Items]
Number of U.S. service centers					14	14
Number of service centers in Australia					1	1
Net proceeds from IPO					$ 469,621
Offering costs		$ 2,800				$ 2,200
Tax savings payable to TRA Holders (as a percent)		85.00%
Tax savings benefit retained (as a percent)		15.00%
Number of shares canceled | shares	3,450,000
Write off of stock issuance costs against equity		$ 2,200
Write-off of unamortized debt discount and deferred loan costs		$ 4,300			4,305		$ (2,251)	$ (1,640)
Restricted stock unit awards issued (in shares) | shares		737,493
Deferred tax asset, net		$ 74,100			73,215
Liability related to tax receivable agreement		63,000			62,989
Additional paid-in capital related to tax receivable agreement		11,100			11,116
Retained earnings					3,753
Non-controlling interest		130,900
Member distributions prior to IPO			$ 26,000		$ 26,000		2,055	12,232
Cactus LLC
Organization and Nature of Operations [Line Items]
Net proceeds from IPO		469,600
Ownership interest					35.30%
Retained earnings		0
Member distributions prior to IPO				$ 26,000
Cactus LLC | Term loan facility
Organization and Nature of Operations [Line Items]
Repayments of debt		251,000
Members' Equity (Deficit)
Organization and Nature of Operations [Line Items]
Member distributions prior to IPO					$ 26,000		$ 2,055	$ 12,232
Members' Equity (Deficit) | Cactus LLC
Organization and Nature of Operations [Line Items]
Redeem CW Units from certain direct and indirect owners		$ 216,400
Redeem CW Units from certain direct and indirect owners (in units) | shares		8,667,841
Class A Common Stock
Organization and Nature of Operations [Line Items]
Common stock, par value | $ / shares					$ 0.01
Common stock, shares issued | shares					26,450,000
Common stock, shares outstanding | shares					26,450,000	36,500	36,500	36,500	0
Class B Common Stock
Organization and Nature of Operations [Line Items]
Number of shares issued | shares		51,889,772
Common stock, par value | $ / shares		$ 0.01			$ 0.01
Number of votes per holder | Vote		1
Common stock, shares issued | shares					48,440,000
Common stock, shares outstanding | shares					48,440,000				0
Class B Common Stock | Cactus LLC
Organization and Nature of Operations [Line Items]
Redeem CW Units from certain direct and indirect owners (in units) | shares	3,450,000
Class B Common Stock | Members' Equity (Deficit) | Cactus LLC
Organization and Nature of Operations [Line Items]
Number of common stock for each unit | item		1
Initial Public Offering | Members' Equity (Deficit)
Organization and Nature of Operations [Line Items]
Number of CW Units acquired with the proceeds from the sale of common stock | shares		23,000,000
Initial Public Offering | Class A Common Stock
Organization and Nature of Operations [Line Items]
Number of shares issued | shares		23,000,000
Common stock, par value | $ / shares		$ 0.01
Price per share | $ / shares		$ 19.00
Net proceeds from IPO		$ 408,000
Over allotment | Members' Equity (Deficit)
Organization and Nature of Operations [Line Items]
Number of CW Units acquired with the proceeds from the sale of common stock | shares	3,450,000
Over allotment | Class A Common Stock
Organization and Nature of Operations [Line Items]
Number of shares issued | shares	3,450,000
Net proceeds from IPO	$ 61,600